Other Investment	12 Months Ended
Oct. 31, 2020
Other Investment
Other Investment

8.	Other Investment

On February 6, 2020, the Company entered into a purchase agreement to acquire an option to acquire a 60% controlling interest (the “Option”) of a fully-licensed Michigan based operator pending Municipal and State regulatory approval. The optionee is called Golden Harvests, LLC (“GH”). In order to exercise the Option, the Company will pay $810,000 in cash and issue 800,000 common shares of the Company in four tranches:

8.1	Payment of $150,000 within five days of signing the Option and the issuance of 200,000 common shares of the Company within 60 days after signing the Option (during the year ended October 31, 2020, the cash amount of $150,00 was paid and 200,000 common shares were issued with a fair value of $12,812).

8.2	Payment of $200,000 and the issuance of 200,000 common shares of the Company on the sixth-month anniversary of signing the Option. The Company paid $25,000 and issued 25,000 shares subsequent to October 31, 2020 to extend this payment for six-months. Subsequent to October 31, 2020, cash payment of $100,000 was made and a note payable for $100,000 was issued to fulfilled the $200,000 payment. The note payable bears interest at $2,000 per month.

8.3	Payment of $260,000 and the issuance of 200,000 common shares of the Company on the twelve-month anniversary of signing the Option. The Company can elect to extend the due date of this tranche of the purchase consideration for an additional six months by paying $25,000 and issuing 25,000 common shares of the Company. Subsequent to October 31, 2020, the extension term was modified to require issuance of 200,000 shares instead of the aforementioned cash and share payments.

8.4	Payment of $200,000 and the issuance of 200,000 common shares of the Company due upon exercise of the Option, pending Municipal and State regulatory approval.

The aggregate invested into GH as at October 31, 2020, included the following:

Investment	Amount
Cash payments against Option	$175,000
Share payments against Option	12,812
Total	$187,812

The Option agreement was modified subsequent to October 31, 2020 (Note 31)

The Company has a contract to provide operations management services to GH. Under this agreement, during the year ended October 31, 2020, the Company earned revenues of $393,381 and costs for those revenues were $271,167.